LEASES - Summary of Reconciliation to the Lease Liabilities Recognized on the Balance Sheet (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2023	$ 4,579	$ 4,265
2024	3,980	3,879
2025	3,511	3,485
2026	2,486	3,167
2027		2,178
Thereafter		7,254
Total lease payments	24,646	24,228
Less: imputed interest	(4,188)	(4,226)
Present value of lease liabilities	$ 20,458	$ 20,002